MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.

Supplement dated March 31, 2005 to the
Prospectus dated February 24, 2004

Effective April 1, 2005, the following changes will be made to the Prospectus of the Merrill Lynch Large Cap Series Funds, Inc. (the “Fund”).

The section captioned “Risk/Return Bar Chart” beginning on page 6 is replaced in its entirety with the following:

The bar charts and tables shown below provide an indication of the risks of investing in each Fund. The bar charts show changes in each Fund’s performance for Class B shares for each complete calendar year since the Fund’s inception. Sales charges are not reflected in the bar charts. If these amounts were reflected, returns would be less than those shown. The tables compare the average annual total returns for each class of each Fund’s shares with those of the applicable Russell 1000® Index, each a broad measure of market performance. How each Fund performed in the past (before and after taxes) is not necessarily an indication of how that Fund will perform in the future.

Merrill Lynch Large Cap Growth Fund

During the period shown in the bar chart, the highest return for a quarter was 22.14% (quarter ended March 31, 2000) and the lowest return for a quarter was -23.58% (quarter ended December 31, 2000). The year-to-date return as of December 31, 2004 was 9.38%.

After-tax returns are shown only for Class B shares and will vary for other classes. The after-tax returns are calculated using the historical highest applicable marginal Federal individual income tax rates in effect during the periods measured and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or through tax advantaged education savings accounts.

Average Annual Total Returns (for the periods ended December 31, 2004)	One Year	Five Years	Life of Fund†

Merrill Lynch Large Cap Growth Fund — Class A*
Return Before Taxes**	4.42%	-3.61%	-3.20%

Merrill Lynch Large Cap Growth Fund — Class B
Return Before Taxes**	5.38%	-3.69%	-3.08%
Return After Taxes on Distributions**	5.38%	-3.69%	-3.08%
Return After Taxes on Distributions
and Sale of Fund Shares**	3.50%	-3.10%	-2.59%

Merrill Lynch Large Cap Growth Fund — Class C
Return Before Taxes**	8.39%	-3.32%	-2.91%

Merrill Lynch Large Cap Growth Fund — Class I*
Return Before Taxes**	4.66%	-3.38%	-2.94%

Merrill Lynch Large Cap Growth Fund — Class R
Return Before Taxes**††	10.04%	-2.71%	-2.27%

Russell 1000® Growth Index***	6.30%	-9.29%	-8.84%#

*	Prior to April 14, 2003, Class A shares were designated Class D and Class I shares were designated Class A.
**	Includes all applicable fees and sales charges.
***	The Russell 1000 Growth Index® is an unmanaged broad-based Index and a subset of the Russell 1000® Index consisting of those Russell 1000® securities with a greater-than-average growth orientation. Performance of the Index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
†	Fund inception date is December 22, 1999.
††	The returns for Class R shares prior to January 3, 2003, the commencement of operations of Class R shares, are based upon performance of the Fund’s Class I shares, which commenced operations on December 22, 1999. The returns for Class R shares, however, are adjusted to reflect the distribution and service (12b-1) fees and other fees applicable to Class R shares.
#	Since December 22, 1999.

Merrill Lynch Large Cap Value Fund

During the period shown in the bar chart, the highest return for a quarter was 15.02% (quarter ended June 30, 2003) and the lowest return for a quarter was -16.31% (quarter ended September 30, 2002). The year-to-date return as of December 31, 2004 was 18.83%.

After-tax returns are shown only for Class B shares and will vary for other classes. The after-tax returns are calculated using the historical highest applicable marginal Federal individual income tax rates in effect during the periods measured and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or through tax advantaged education savings accounts.

Average Annual Total Returns (for the periods ended December 31, 2004)	One Year	Five Years	Life of Fund†

Merrill Lynch Large Cap Value Fund — Class A*
Return Before Taxes**	13.49%	8.05%	8.76%

Merrill Lynch Large Cap Value Fund — Class B
Return Before Taxes**	14.83%	8.10%	8.95%
Return After Taxes on Distributions**	14.04%	7.95%	8.81%
Return After Taxes on Distributions
and Sale of Fund Shares**	10.63%	7.02%	7.87%

Merrill Lynch Large Cap Value Fund — Class C
Return Before Taxes**	17.76%	8.38%	9.08%

Merrill Lynch Large Cap Value Fund — Class I*
Return Before Taxes**	13.72%	8.33%	9.03%

Merrill Lynch Large Cap Value Fund — Class R
Return Before Taxes**††	19.47%	9.08%	9.78%

Russell 1000® Value Index***	16.49%	5.27%	5.69%#

*	Prior to April 14, 2003, Class A shares were designated Class D and Class I shares were designated Class A.
**	Includes all applicable fees and sales charges.
***	The Russell 1000 Value Index® is an unmanaged broad-based Index and a subset of the Russell 1000® Index consisting of those Russell 1000® securities with lower price/book ratios and lower forecasted growth values. Performance of the Index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
†	Fund inception date is December 22, 1999.
††	The returns for Class R shares prior to January 3, 2003, the commencement of operations of Class R shares, are based upon performance of the Fund’s Class I shares, which commenced operations on December 22, 1999. The returns for Class R shares, however, are adjusted to reflect the distribution and service (12b-1) fees and other fees applicable to Class R shares.
#	Since December 22, 1999.

Merrill Lynch Large Cap Core Fund

During the period shown in the bar chart, the highest return for a quarter was 15.45% (quarter ended March 31, 2000) and the lowest return for a quarter was -15.86% (quarter ended September 30, 2002). The year-to-date return as of December 31, 2004 was 14.51%.

After-tax returns are shown only for Class B shares and will vary for other classes. The after-tax returns are calculated using the historical highest applicable marginal Federal individual income tax rates in effect during the periods measured and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or through tax advantaged education savings accounts.

Average Annual Total Returns (for the periods ended December 31, 2004)	One Year	Five Years	Life of Fund†

Merrill Lynch Large Cap Core Fund — Class A*
Return Before Taxes**	9.31%	2.51%	3.08%

Merrill Lynch Large Cap Core Fund — Class B
Return Before Taxes**	10.51%	2.45%	3.21%
Return After Taxes on Distributions**	10.36%	2.42%	3.18%
Return After Taxes on Distributions
and Sale of Fund Shares**	7.01%	2.09%	2.75%

Merrill Lynch Large Cap Core Fund — Class C
Return Before Taxes**	13.51%	2.81%	3.38%

Merrill Lynch Large Cap Core Fund — Class I*
Return Before Taxes**	9.62%	2.74%	3.33%

Merrill Lynch Large Cap Core Fund — Class R
Return Before Taxes**††	15.12%	3.44%	4.03%

Russell 1000® Index***	11.40%	-1.76%	-1.32%#

*	Prior to April 14, 2003, Class A shares were designated Class D and Class I shares were designated Class A.
**	Includes all applicable fees and sales charges.
***

The Russell 1000 Index® is an unmanaged broad-based Index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization in the Russellf 3000® Index. Performance of the Index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.

†	Fund inception date is December 22, 1999.
††	The returns for Class R shares prior to January 3, 2003, the commencement of operations of Class R shares, are based upon performance of the Fund’s Class I shares, which commenced operations on December 22, 1999. The returns for Class R shares, however, are adjusted to reflect the distribution and service (12b-1) fees and other fees applicable to Class R shares.
#	Since December 22, 1999.

Code #: 19076-0205SUP